Notes Payable, net (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands						3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 01, 2018	Nov. 01, 2017	Apr. 13, 2017	Apr. 06, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 23, 2018
Debt Instrument [Line Items]
Long-term debt, gross	$ 13,513,000					$ 13,513,000		$ 11,947,000	$ 0
Net deferred loan costs								231,000
Payments on revolving credit facilities						$ (4,815,000)	$ 0	$ (924,000)	0	$ 0
Prime Rate
Debt Instrument [Line Items]
Reference rate	4.75%					4.75%		4.50%
LIBOR
Debt Instrument [Line Items]
Reference rate	1.88%					1.88%		1.56%
OpenKey | Preferred Stock
Debt Instrument [Line Items]
Term of warrant				10 years
Number of warrants (in shares)				28
Exercise price (in dollars per share)				$ 1.61
Fair value of warrants				$ 28,000
Interest Rate Cap [Member]
Debt Instrument [Line Items]
Derivative, notional amount	$ 5,000,000					$ 5,000,000		$ 5,000,000
Derivative interest rate	4.00%					4.00%		4.00%
RED
Debt Instrument [Line Items]
Long-term debt, gross								$ 0
OpenKey
Debt Instrument [Line Items]
Long-term debt, gross								0
Revolving Credit Facility | Senior revolving credit facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 0					$ 0		0
Maximum borrowing capacity		$ 35,000,000
Debt term		3 years
Term of extension option		1 year
Additional borrowing capacity	$ 40,000,000					$ 40,000,000
Revolving Credit Facility | Senior revolving credit facility | LIBOR
Debt Instrument [Line Items]
Reference rate	1.00%					1.00%
Revolving Credit Facility | Senior revolving credit facility | Federal Funds Rate
Debt Instrument [Line Items]
Reference rate	0.50%					0.50%
Revolving Credit Facility | Senior revolving credit facility | Minimum
Debt Instrument [Line Items]
Additional borrowing capacity	$ 75,000,000					$ 75,000,000
Revolving Credit Facility | Senior revolving credit facility | Minimum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%				3.00%
Revolving Credit Facility | Senior revolving credit facility | Minimum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%				2.00%
Revolving Credit Facility | Senior revolving credit facility | Maximum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		3.50%				3.50%
Revolving Credit Facility | Senior revolving credit facility | Maximum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%				2.50%
Revolving Credit Facility | Facility Due March 2019 | RED
Debt Instrument [Line Items]
Face amount of debt											$ 250,000
Long-term debt, gross	15,000					$ 15,000		0
Remaining borrowing capacity	235,000					$ 235,000
Revolving Credit Facility | Facility Due March 2019 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%
Revolving Credit Facility | J&S Facility due 2022
Debt Instrument [Line Items]
Long-term debt, gross	5,200,000		$ 1,700,000			$ 5,200,000
Remaining borrowing capacity	1,800,000		2,200,000			1,800,000		2,200,000
Maximum borrowing capacity			3,000,000
Payments on revolving credit facilities	(4,800,000)		(924,000)
Revolving Credit Facility | Facility due October 2018 | RED
Debt Instrument [Line Items]
Long-term debt, gross								0
Revolving Credit Facility | Facility due October 2018 | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross	0					$ 0		$ 0
Revolving Credit Facility | Facility due October 2018 | OpenKey | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						2.75%
Revolving Credit Facility | Facility due On Demand
Debt Instrument [Line Items]
Long-term debt, gross									0
Maximum borrowing capacity					$ 100,000
Revolving Credit Facility | Facility due On Demand | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%			1.00%
Notes Payable to Banks | Term Loan Due April 2025 | RED
Debt Instrument [Line Items]
Face amount of debt											750,000
Amount held in escrow											$ 225,000
Long-term debt, gross	750,000					$ 750,000		$ 0
Notes Payable to Banks | Term Loan Due April 2025 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%
Notes Payable to Banks | Equipment Note Due 2022 | J&S
Debt Instrument [Line Items]
Face amount of debt			3,000,000
Long-term debt, gross	825,000					$ 825,000		0
Notes Payable to Banks | Equipment Note Due 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%
Notes Payable to Banks | Term Loan Due November 2022 | J&S
Debt Instrument [Line Items]
Face amount of debt			2,000,000
Long-term debt, gross	$ 0					$ 0		$ 0
Notes Payable to Banks | Term Loan Due November 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%
Notes Payable to Banks | Term Loan Due October 2018
Debt Instrument [Line Items]
Face amount of debt					$ 375,000
Long-term debt, gross									$ 0
Interest rate	5.00%				5.00%	5.00%		5.00%
Medium-term Notes | J&S Term Loan [Member]
Debt Instrument [Line Items]
Face amount of debt			10,000,000
Long-term debt, gross			$ 1,000,000
Net deferred loan costs	$ 218,000					$ 218,000		$ 226,000
Medium-term Notes | J&S Term Loan [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Medium-term Notes | J&S Facility due 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Medium-term Notes | Equipment Note Due 2022
Debt Instrument [Line Items]
Face amount of debt			$ 3,000,000.0
Line of Credit | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross								$ 0
Maximum borrowing capacity				$ 1,500,000
Line of Credit | OpenKey | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%